RECEIVABLES, PREPAIDS AND OTHER ASSETS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of receivables, prepaids and other assets [Line Items]
Acquired senior secured debt		$ 1,800	$ 0
Maverix Metals Inc. [Member]
Disclosure of receivables, prepaids and other assets [Line Items]
Acquired senior secured debt	$ 1,800
Senior secured debt face value	$ 49,509